CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Income Statement [Abstract]
Revenues		$ 604.5		$ 388.7
Operating expenses		325.4		198.3
Depreciation and depletion		239.9		160.1
Revenue less cost of goods sold		39.2		30.3
Corporate administration		23.2		23.7
Corporate restructuring	[1]	4.1	[2]	4.2	[3]
Share-based payment expenses		0.7		5.1
Asset impairment		1,054.8		268.4
Exploration and business development		3.0		6.4
Loss from operations		(1,046.6)		(277.5)
Finance income		1.5		1.1
Finance costs		(69.0)		(12.8)
Other gains		18.1		46.6
Loss before taxes		(1,096.0)		(242.6)
Income tax recovery		25.2		84.6
Loss from continuing operations	[4]	(1,070.8)		(158.0)
(Loss) earnings from discontinued operations, net of tax	[4]	(154.9)		50.0
Net loss		$ (1,225.7)		$ (108.0)
Loss from continuing operations per share
Basic		$ (1.85)		$ (0.28)
Diluted		(1.85)		(0.28)
Net loss per share
Basic		(2.12)		(0.19)
Diluted		$ (2.12)		$ (0.19)
Weighted average number of shares outstanding (in millions)
Basic		578.7		564.7
Diluted		578.7		564.7

[1]	In 2018, the Company recognized a restructuring charge of $4.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization. In 2017, the Company recognized a restructuring charge of $4.2 million in severance and other termination benefits related to restructuring its corporate office workforce.
[2]	In 2018, the Company recognized a restructuring charge of approximately $4.1 million in severance and other termination benefits related to changes at the executive leadership level of the organization.
[3]	In 2017, the Company recognized a restructuring charge of approximately $4.2 million in severance and other termination benefits related to restructuring its corporate office workforce.
[4]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.